27. Income tax / tax on minimum presumed income payable, net (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Tax On Minimum Presumed Income Payable Net Details
Current	$ 618,293	$ 243,666
Total tax payable	618,293	243,666
Tax on minimum national income tax payable, net	0	(64,456)
Tax withholdings	(151,610)	(24,005)
Income tax provision net	$ 466,683	$ 155,205